Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 31,253	£ 34,640
Cash flows per net debt statement	916	(3,493)
Foreign exchange	(1,121)	674
Fair value, accrued interest and other	(41)	(568)
Held for Sale	208	0
Net debt, Closing balance	31,215	31,253
Reynolds American
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price adjustments relating to acquisition	591	670
Borrowings (excluding lease liabilities)
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	36,365	39,232
Cash flows per net debt statement	(218)	(2,387)
Foreign exchange	(1,799)	231
Fair value, accrued interest and other	193	(711)
Held for Sale	0	0
Net debt, Closing balance	34,541	36,365
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	585	498
Cash flows per net debt statement	(177)	(165)
Foreign exchange	(11)	(27)
Fair value, accrued interest and other	132	279
Held for Sale	0	0
Net debt, Closing balance	529	585
Derivatives in respect of net debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	113	170
Cash flows per net debt statement	(313)	(133)
Foreign exchange	535	106
Fair value, accrued interest and other	(347)	(30)
Held for Sale	0	0
Net debt, Closing balance	(12)	113
Cash and cash equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(5,297)	(4,659)
Cash flows per net debt statement	1,130	(907)
Foreign exchange	138	323
Fair value, accrued interest and other	(6)	(54)
Held for Sale	208	0
Net debt, Closing balance	(3,827)	(5,297)
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(513)	(601)
Cash flows per net debt statement	494	99
Foreign exchange	16	41
Fair value, accrued interest and other	(13)	(52)
Held for Sale	0	0
Net debt, Closing balance	£ (16)	£ (513)